Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Promissory notes payable, net of discount	$ 0	$ 4,548,543
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	9,744,643	3,137,468
Common stock, shares outstanding	9,744,643	3,137,468
Class A Convertible stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,500,000	3,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding